Accounts receivable and other	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Accounts receivable and other
9. Accounts receivable and other

	December 31, 2018	December 31, 2017

Trade receivables	$22,072	$7,746
Value added tax and other taxes recoverable	34,791	44,717
Other receivables and advances	8,378	7,134
Prepaid expenses and deposits	15,746	18,747
	$80,987	$78,344